Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS - PURCHASE PRICE ALLOCATION

ACQUISITIONS — PURCHASE PRICE ALLOCATION:    TSYS adopted revised generally accepted accounting principles (GAAP) relating to business combinations as of January 1, 2009. The revised guidance retains the purchase method of accounting for acquisitions and requires a number of changes to the previous guidance, including changes in the way assets and liabilities are recognized in purchase accounting. Other changes include requiring the recognition of assets acquired and liabilities assumed arising from contingencies, requiring the capitalization of in-process research and development at fair value, and requiring the expensing of acquisition-related costs as incurred.

TSYS’ purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, up to one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company’s fair value estimates, including assumptions regarding industry economic factors and business strategies, and result in an impairment or a new allocation of purchase price.

Given its history of acquisitions, TSYS may allocate part of the purchase price of future acquisitions to contingent consideration as required by GAAP for business combinations. The fair value calculation of contingent consideration will involve a number of assumptions that are subjective in nature and which may differ significantly from actual results. TSYS may experience volatility in its earnings to some degree in future reporting periods as a result of these fair value measurements.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:    The accompanying consolidated financial statements include the accounts of TSYS and its majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined in accordance with the provisions of Accounting Standards Codification (ASC) 810, “Consolidation,” and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with ASC 810.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:    Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company’s international operations, breach of the Company’s security systems, a decline in the financial stability of the Company’s clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company’s financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

CASH EQUIVALENTS	CASH EQUIVALENTS: Investments with a maturity of three months or less when purchased are considered to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE:    Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments of $3.9 million and $4.1 million at December 31, 2012 and December 31, 2011, respectively.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company’s large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company’s Consolidated Statements of Income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company’s Consolidated Statements of Income and actual adjustments to invoices are charged against the allowance for billing adjustments.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT:    Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of ASC 360, “Property Plant and Equipment.”

All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

LICENSED COMPUTER SOFTWARE

LICENSED COMPUTER SOFTWARE:    The Company licenses software that is used in providing services to clients. Licensed software is obtained through perpetual licenses and site licenses and through agreements based on processing capacity (called “MIPS agreements”). Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from three to ten years. Software licensed under MIPS agreements is amortized using a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with ASC 360.

ACQUISITION TECHNOLOGY INTANGIBLES

ACQUISITION TECHNOLOGY INTANGIBLES:    These identifiable intangible assets are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from five to nine years. The provisions of ASC 350, “Intangibles — Goodwill and Other,” require that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment in accordance with ASC 360. Acquisition technology intangibles net book values are included in computer software, net in the accompanying balance sheets. Amortization expenses are charged to cost of services in the Company’s Consolidated Statements of Income.

SOFTWARE DEVELOPMENT COSTS

SOFTWARE DEVELOPMENT COSTS:    In accordance with the provisions of ASC 985, “Software,” software development costs are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. At each balance sheet date, the Company evaluates the unamortized capitalized costs of software development as compared to the net realizable value of the software product which is determined by future undiscounted net cash flows. The amount by which the unamortized software development costs exceed the net realizable value is written off in the period that such determination is made. Software development costs are amortized using the greater of (1) the straight-line method over its estimated useful life, which ranges from three to ten years or (2) the ratio of current revenues to total anticipated revenue over its useful life.

The Company also develops software that is used internally. These software development costs are capitalized based upon the provisions of ASC 350. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using an estimated useful life of three to five years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

CONTRACT ACQUISITION COSTS

CONTRACT ACQUISITION COSTS:    The Company capitalizes contract acquisition costs related to signing or renewing long-term contracts. The Company capitalizes internal conversion costs in accordance with the provisions of Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” and ASC 605, “Revenue Recognition.” The capitalization of costs related to cash payments for rights to provide processing services is capitalized in accordance with the provisions of ASC 605. All costs incurred prior to a signed agreement are expensed as incurred.

Contract acquisition costs are amortized using the straight-line method over the expected customer relationship (contract term) beginning when the client’s cardholder accounts are converted and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives is included as a reduction of revenues in the Company’s Consolidated Statements of Income. The amortization of contract acquisition costs associated with conversion activity is recorded as cost of services in the Company’s Consolidated Statements of Income.

The Company evaluates the carrying value of contract acquisition costs associated with each customer for impairment on the basis of whether these costs are fully recoverable from either contractual minimum fees (contractual costs) or from expected undiscounted net operating cash flows of the related contract (cash incentives paid). The determination of expected undiscounted net operating cash flows requires management to make estimates. These costs may become impaired with the loss of a contract, the financial decline of a client, termination of conversion efforts after a contract is signed, diminished prospects for current clients or if the Company’s actual results differ from its estimates of future cash flows. The amount of the impairment is written off in the period that such a determination is made.

EQUITY INVESTMENTS

EQUITY INVESTMENTS:    TSYS’ 49% investment in Total System Services de México, S.A. de C.V. (TSYS de México), an electronic payment processing support operation located in Toluca, Mexico, is accounted for using the equity method of accounting, as is TSYS’ 44.56% investment in China UnionPay Data Co., Ltd. (CUP Data) headquartered in Shanghai, China. TSYS’ equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

GOODWILL

GOODWILL:    Goodwill results from the excess of cost over the fair value of net assets of businesses acquired.

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually in accordance with the provisions of ASC 350. ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values.

The portion of the difference between the cost of an investment and the amount of underlying equity in net assets of an equity method investee that is recognized as goodwill in accordance with the provisions of ASC 323, “Investments — Equity Method and Joint Ventures,” shall not be amortized. However, equity method goodwill shall not be reviewed for impairment in accordance with ASC 350, but instead should continue to be reviewed for impairment in accordance with paragraph 19(h) of ASC 323. Equity method goodwill, which is not reported as goodwill in the Company’s Consolidated Balance Sheet, but is reported as a component of the equity investment, was $51.3 million at December 31, 2012.

At December 31, 2012, the Company had goodwill in the amount of $518.3 million. The Company performed its annual impairment analyses of its goodwill balance, and these tests did not indicate any impairment for the periods ended December 31, 2012, 2011 and 2010, respectively.

OTHER INTANGIBLE ASSETS

OTHER INTANGIBLE ASSETS:    Identifiable intangible assets relate primarily to customer relationships, channel relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from three to ten years. ASC 350 requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 360. Amortization expenses are charged to selling, general and administrative expenses in the Company’s Consolidated Statements of Income.

FAIR VALUES OF FINANCIAL INSTRUMENTS

FAIR VALUES OF FINANCIAL INSTRUMENTS:    The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable, accrued salaries and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair value of the Company’s long-term debt and obligations under capital leases is not significantly different from its carrying value.

Investments in equity investments are accounted for using the equity method of accounting and pertain to privately held companies for which fair value is not readily available. The Company believes the fair values of its investments in equity investments exceed their respective carrying values.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS:    In accordance with ASC 360, the Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract acquisition costs and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

TRANSACTION PROCESSING PROVISIONS

TRANSACTION PROCESSING PROVISIONS:    The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company’s contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalties inherent in the Company’s contracts, progress towards milestones and known processing errors not covered by insurance.

These accruals are included in other current liabilities in the accompanying Consolidated Balance Sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company’s Consolidated Statements of Income, and payments or credits for performance penalties and processing errors are charged against the accrual.

REDEEMABLE NONCONTROLLING INTEREST

REDEEMABLE NONCONTROLLING INTEREST:    In connection with the acquisition of CPAY, the Company is party to call and put arrangements with respect to the membership units that represent the remaining noncontrolling interest of CPAY. The call arrangement is exercisable by TSYS and the put arrangement is exercisable by the Seller. The put arrangement is outside the control of the Company by requiring the Company to purchase the Seller’s entire equity interest in CPAY at a put price at fair market value. The put arrangement is recorded on the balance sheet and is classified as redeemable noncontrolling interest outside of permanent equity.

The call and put arrangements for CPAY, representing 40% of its total outstanding equity interests, may be exercised at the discretion of TSYS or the Seller on the second anniversary of the closing and upon the occurrence of certain other specified events.

The put option is not currently redeemable, but a redemption is considered probable based upon the passage of time of the second anniversary date. As such, the Company has adopted the accounting policy to accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date, which the Company believes to be two years. If the put option was currently redeemable, the redemption value at December 31, 2012 is estimated to be approximately $39.5 million. The Company did not accrete any changes to the redemption value as the balance at December 31, 2012 exceeded the accretion fair value amount.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST:    In December 2007, the Financial Accounting Standards Board (FASB) issued authoritative guidance under ASC 810, “Consolidation.” ASC 810 changes the accounting for noncontrolling (minority) interests in consolidated financial statements, including the requirements to classify noncontrolling interests as a component of consolidated shareholders’ equity, the elimination of “minority interest” accounting in results of operations and changes in the accounting for both increases and decreases in a parent’s controlling ownership interest.

Noncontrolling interest in earnings of subsidiaries represents the minority shareholders’ share of the net income or loss of GP Network Corporation (GP Net) and TSYS Managed Services EMEA Ltd. (TSYS Managed Services). The noncontrolling interest in the Consolidated Balance Sheet reflects the original investment by these shareholders in GP Net and TSYS Managed Services, their proportional share of the earnings or losses and their proportional share of net gains or losses resulting from the currency translation of assets and liabilities of GP Net and TSYS Managed Services. TSYS has adopted the accounting policy to recognize gains or losses on equity transactions of a subsidiary as a capital transaction.

RESERVE FOR MERCHANT LOSSES

RESERVE FOR MERCHANT LOSSES:    The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder’s dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant’s favor. In these cases, the transaction is “charged back” to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants on the first day after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a reserve against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss reserve was established using historical loss rates, applied to recent bankcard processing volume. At December 31, 2012, the Company had a merchant loss reserve in the amount of $906,000.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION:    The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company’s Mexican and Chinese equity investments, the Company’s wholly owned subsidiaries and the Company’s majority owned subsidiaries, as well as the Company’s division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company’s foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders’ equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME:    The provisions of ASC 220, “Comprehensive Income,” require companies to display, with the same prominence as other financial statements, the components of comprehensive income (loss). TSYS displays the items of other comprehensive income (loss) in its Consolidated Statements of Other Comprehensive Income, which directly follows the Consolidated Statements of Income.

TREASURY STOCK

TREASURY STOCK:    The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders’ equity.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:    ASC 815, “Derivatives and Hedging” requires that all derivative instruments be recorded on the balance sheet at their respective fair values. The Company did not have any outstanding derivative instruments or hedging transactions at December 31, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION:    The Company recognizes revenues in accordance with the provisions of SAB No. 104. SAB No. 104 sets forth guidance as to when revenue is realized or realizable and earned when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. The Company accrues for rights of refund, processing errors or penalties, or other related allowances based on historical experience.

When a sale involves multiple deliverables, revenue recognition is affected by our determination of the number of deliverables in an arrangement, whether those deliverables may be separated into separate units of accounting, and our valuation of each unit of accounting which affects the amount of revenue allocated to each unit. Pursuant to ASC 605, we use vendor-specific objective evidence of selling price (VSOE) when it exists to determine the amount of revenue to allocate to each unit of accounting. The Company establishes VSOE of selling price using the prices charged when the same service is sold separately. In certain situations, the Company does not have sufficient VSOE. In these situations, we considered whether sufficient third party evidence (TPE) of selling price existed for the Company’s services. However, the Company typically is not able to determine TPE and has not used this measure of selling price due to the unique and proprietary nature of some of its services and the inability to reliably verify relevant standalone competitor prices. When there is insufficient evidence of VSOE and TPE, we have made our best estimate of the standalone selling price (ESP) of that service for purposes of allocating revenue to each unit of accounting. When determining ESP, we use limited standalone sales data that do not meet the Company’s criteria to establish VSOE, management pricing strategies, residual selling price data when VSOE exists for a group of elements, and margin objectives. Consideration is also given to geographies in which the services are sold or delivered, customer classifications, and market conditions including competitor pricing strategies and benchmarking studies. Revenue is recognized when the revenue recognition criteria for each unit of accounting have been met.

In many situations, the Company enters into arrangements with customers to provide conversion or implementation services in addition to processing services where the conversion or implementation services do not have standalone value. In these situations, the deliverables do not meet the criteria of ASC 605-25 for separation and the deliverables are combined as a single unit of accounting for revenue recognition. For these arrangements, conversion or implementation services revenue is recognized as the related processing services are performed, and revenue is recognized in a single unit of accounting

As our business and service offerings change in the future, our determination of the number of deliverables in an arrangement and related units of accounting and our future pricing practices may result in changes in our estimates of VSOE and ESP, which may change the ratio of fees allocated to each service or unit of accounting in a given customer arrangement. There were no material changes or impact to revenue in revenue recognition in the year ended December 31, 2012 due to any changes in our determination of the number of deliverables in an arrangement, units of accounting, or estimates of VSOE or ESP.

The Company’s North America Services and International Services revenues are derived from long-term payment processing contracts with financial and nonfinancial institutions and are generally recognized as the services are performed. Payment processing services revenues are generated primarily from charges based on the number of accounts on file, transactions and authorizations processed, statements mailed, cards embossed and mailed and other processing services for cardholder accounts on file. Most of these contracts have prescribed annual revenue minimums, penalties for early termination, and service level agreements which may impact contractual fees if certain service levels are not achieved. Revenue is recognized as the services are performed, primarily on a per unit basis. Processing contracts generally range from three to ten years in length and provide for penalties for early termination. When providing payment processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, web-based services, and other payment processing-related services. Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract.

The Company’s Merchant Services revenues are derived from long-term processing contracts with large financial institutions, other merchant acquirers and merchant organizations which generally range from three to eight years and provide for penalties for early termination. Merchant services revenue is generated primarily from processing all payment forms including credit, debit, electronic benefits transfer and check truncation for merchants of all sizes across a wide array of retail market segments. The products and services offered include authorization and capture of electronic transactions, clearing and settlement of electronic transactions, information reporting services related to electronic transactions, merchant billing services, and point-of-sale terminal services. Revenue is recognized for merchant services as those services are performed, primarily on a per unit basis. When providing merchant processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, terminal services, and other merchant processing-related services. Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract.

The Company’s other services generally have standalone value and constitute separate units of accounting for revenue recognition purposes. However, customer arrangements entered into prior to January 1, 2011 often included services for which sufficient objective and reliable evidence of fair value did not exist. In certain situations, sufficient objective and reliable evidence of fair value did not exist for multiple undelivered services, and the deliverables were combined and recognized as a single unit of accounting based on the proportional performance for the combined unit. Beginning on January 1, 2011, services in new or materially modified arrangements of this nature are now divided into separate units of accounting and revenue is allocated to each unit based on the relative selling price method. As the services in these arrangements are generally delivered over the same term with consistent patterns of performance, there was no change in the timing or pattern of revenue recognition upon adoption of Accounting Standard Update (ASU) 2009-13, “Multiple-Deliverable Revenue Arrangements,” an update to ASC Topic 605, “Revenue Recognition,” and formerly known as EITF 08-1, “Revenue Arrangements with Multiple Deliverables”, nor did it have a material effect on revenue recognition for these arrangements in future periods.

In certain situations, VSOE existed for all but one of the shorter services (for which standalone value existed), and the Company allocated revenue to each of the deliverables under the residual method of accounting whereby the difference between the total arrangement consideration and VSOE for the undelivered services was allocated to the other service. While there is no change in the units of accounting for these arrangements, beginning on January 1, 2011, revenue for services in new or materially modified arrangements of this nature were allocated based on the relative selling price method. The residual amount of revenue historically allocated to the shorter services in these arrangements is generally consistent with our best estimate of selling price for those services. In situations where this may not have been the case, services in these arrangements were delivered over the same term with consistent patterns of performance. Accordingly, there was no change in the pattern of revenue recognition upon adoption of ASU 2009-13, and it is not expected to have a material effect on revenue recognition for these arrangements in future periods.

The Company’s multiple element arrangements may include one or more elements that are subject to other topics including software revenue recognition and leasing guidance. The consideration for these multiple element arrangements is allocated to each group of deliverables – those subject to ASC 605-25 and those subject to other topics based on the revised guidance in ASU 2009-13. Arrangement revenue for each group of deliverables is then further separated, allocated, and recognized based on applicable guidance.

The Company regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year and the Company does not expect a material impact from changes in selling price in the foreseeable future.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

REIMBURSABLE ITEMS

REIMBURSABLE ITEMS:    Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company’s clients. These expenses consist primarily of postage, access fees and third party software. The Company accounts for reimbursable items in accordance with the provisions of ASC 605.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION:    In December 2004, the FASB issued authoritative guidance under ASC 718, “Compensation — Stock Compensation.” ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. This Statement requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

ASC 718 is effective for all awards granted on or after January 1, 2006, and to awards modified, repurchased or cancelled after that date. ASC 718 requires the Company to recognize compensation costs for the nonvested portion of outstanding share-based compensation granted in the form of stock options based on the grant-date fair value of those awards calculated under the provisions of ASC 718, for pro forma disclosures. Share-based compensation expenses include the impact of expensing the fair value of stock options, as well as expenses associated with nonvested shares. TSYS adopted the provisions of ASC 718 effective January 1, 2006 using the modified-prospective-transition method.

ASC 718 requires companies to estimate forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and a forfeiture rate for other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% to 10%.

The Company has issued its common stock to directors and to certain employees under nonvested awards. The market value of the common stock at the date of issuance is recognized as compensation expense over the vesting period of the awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

LEASES

LEASES:    The Company is obligated under noncancelable leases for computer equipment and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. A lease is an agreement conveying the right to use property, plant, or equipment (land and/or depreciable assets) usually for a stated period of time. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company’s operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

ADVERTISING

ADVERTISING:    Advertising costs, consisting mainly of advertising in trade publications, are expensed as incurred or the first time the advertising takes place. Advertising expense for 2012, 2011 and 2010 was $1.0 million, $813,000 and $690,000, respectively.

INCOME TAXES

INCOME TAXES:    Income taxes reflected in TSYS’ consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority owned U.S. subsidiaries through the year ended December 31, 2012. Additionally, income tax returns are also filed in states where TSYS and its subsidiaries have filing obligations and in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax basis, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

EARNINGS PER SHARE:    In June 2008, the FASB issued authoritative guidance under ASC 260, “Earnings Per Share.” The guidance under ASC 260 holds that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are “participating securities” as defined in ASC 260, and therefore should be included in EPS using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings.

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

RECLASSIFICATIONS	RECLASSIFICATIONS: Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the presentation adopted in 2012.